UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                            CERTIFIED AMENDED REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08030

                 Name of Registrant: Royce Micro-Cap Trust, Inc.

               Address of Registrant: 1414 Avenue of the Americas
                               New York, NY 10019

Name and address of agent for service:      John E. Denneen, Esquire
                                            1414 Avenue of the Americas
                                            New York, NY 10019

       Registrant's telephone number, including area code: (212) 486-1445
                      Date of fiscal year end: December 31
          Date of reporting period: January 1, 2002 - December 31, 2002


ITEM 1: REPORTS TO SHAREHOLDERS

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2002
--------------------------------------------------------------------------------
COMMON STOCKS - 94.5%

                                                            SHARES         VALUE
                                                            ------         -----
CONSUMER PRODUCTS - 9.6%
Apparel and Shoes - 3.5%
    Ashworth (a)                                            65,000   $   416,000
    DELTA APPAREL                                          176,800     2,722,720
    Kleinert's (a,e)                                        14,200       113,600
    Nautica Enterprises (a)                                107,600     1,195,436
    Oshkosh B'Gosh Cl. A                                    37,000     1,037,850
    WEYCO GROUP                                             48,400     1,661,088
                                                                     -----------
                                                                       7,146,694
                                                                     -----------
Collectibles - 1.3%
    The Boyds Collection (a,d)                             226,800     1,508,220
    Enesco Group (a)                                        52,400       370,992
    Topps Company (The) (a,d)                              101,000       878,700
                                                                     -----------
                                                                       2,757,912
                                                                     -----------
Food/Beverage/Tobacco - 1.2%
    800 JR CIGAR (a,e)                                     193,000     2,509,000
                                                                     -----------
Home Furnishing/Appliances - 0.4%
    Bassett Furniture Industries                            26,300       376,616
    Lifetime Hoan                                          109,854       524,004
                                                                     -----------
                                                                         900,620
                                                                     -----------
Publishing - 0.5%
    Information Holdings (a)                                35,000       543,200
    Marvel Enterprises (a)                                  42,700       383,446
                                                                     -----------
                                                                         926,646
                                                                     -----------
Sports and Recreation - 0.8%
    Lund International Holdings (a)                        362,950       471,835
    Monaco Coach (a)                                        65,900     1,090,645
   +National R.V. Holdings (a,d)                            31,800       190,164
                                                                     -----------
                                                                       1,752,644
                                                                     -----------
Other Consumer Products - 1.9%
    Cross (A.T.) & Company Cl. A (a)                       100,000       535,000
   +JAKKS Pacific (a)                                       35,000       471,450
    Lazare Kaplan International (a)                        151,700       825,248
    MATTHEWS INTERNATIONAL CL. A                            96,000     2,143,776
                                                                     -----------
                                                                       3,975,474
                                                                     -----------
TOTAL (Cost $13,428,343)                                              19,968,990
                                                                     ===========
CONSUMER SERVICES - 4.0%
Direct Marketing - 0.2%
   +Blair                                                   15,000       349,800
    ValueVision Media Cl. A (a)                              5,000        74,900
                                                                     -----------
                                                                         424,700
                                                                     -----------
Leisure/Entertainment - 0.2%
    ACTV (a)                                                55,000        38,500
   +Acres Gaming (a)                                        66,000       349,140
    TiVo (a,d)                                              20,000       104,600
                                                                     -----------
                                                                         492,240
                                                                     -----------
Restaurants/Lodgings - 0.2%
    Angelo and Maxie's (a)                                   3,333        11,499
    Benihana Cl. A (a)                                      21,470       289,845
    Diedrich Coffee (a)                                     32,350       112,254
                                                                     -----------
                                                                         413,598
                                                                     -----------

Retail Stores - 2.9%
    Brookstone (a)                                          23,000       332,580
    Buckle (The) (a)                                        36,500       657,000
    Cato Cl. A                                              58,000     1,252,220
    Dress Barn (The) (a)                                    53,660       713,678
    La Senza Corporation                                    99,900       632,399
    STEIN MART (a)                                         285,200     1,739,720
    Wet Seal (The) Cl. A (a)                                73,000       785,553
                                                                     -----------
                                                                       6,113,150
                                                                     -----------
Other Consumer Services - 0.5%
    Ambassadors International (a)                            6,100        54,839
    E-LOAN (a)                                             505,500       934,670
                                                                     -----------
                                                                         989,509
                                                                     -----------
TOTAL (Cost $7,048,154)                                                8,433,197
                                                                     ===========

DIVERSIFIED INVESTMENT COMPANIES - 0.3%
Closed-End Mutual Funds - 0.3%
    Central Fund of Canada Cl. A (d)                       140,000       667,800
                                                                     -----------
TOTAL (Cost $554,082)                                                    667,800
                                                                     -----------
FINANCIAL INTERMEDIARIES - 6.4%
Banking - 0.4%
    First Midwest Financial                                  1,000        15,900
    Queen City Investments                                     948       437,976
    Sterling Bancorp                                        14,520       382,166
                                                                     -----------
                                                                         836,042
                                                                     -----------
Insurance - 6.0%
    Arch Capital Group (a)                                  25,700       801,069
    Argonaut Group                                          30,900       455,775
    Independence Holding                                    36,630       786,446
    NYMAGIC (a)                                            107,100     2,083,095
    Navigators Group (a)                                    47,200     1,083,240
    PICO Holdings (a)                                       82,200     1,103,946
    PXRE GROUP                                              73,164     1,792,518
  Philadelphia Consolidated Holding (a)                     35,000     1,239,000
  PROASSURANCE (a)                                          99,900     2,097,900
  Wellington Underwriting (a)                              444,712       572,611
  Zenith National Insurance                                 19,100       449,232
                                                                     -----------
                                                                      12,464,832
                                                                     -----------
TOTAL (Cost $8,411,826)                                               13,300,874
                                                                     ===========
FINANCIAL SERVICES - 2.6%
Information and Processing - 0.7%
   +Fidelity National Information Solutions (a)             65,668     1,132,773
   +InterCept (a,d)                                         15,000       253,965
    Multex.com (a)                                          15,000        63,000
                                                                     -----------
                                                                       1,449,738
                                                                     -----------
Insurance Brokers - 0.6%
    Clark/Bardes (a)                                        20,900       402,325
    CorVel (a)                                              18,750       670,313
    Hilb, Rogal & Hamiln                                     5,200       212,680
                                                                     -----------
                                                                       1,285,318
                                                                     -----------
Investment Management - 0.2%
  BKF Capital Group (a)                                     27,700       488,905
                                                                     -----------

34 | THE ROYCE FUNDS ANNUAL REPORT 2002

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                            SHARES         VALUE
                                                            ------         -----
FINANCIAL SERVICES (CONTINUED)
Other Financial Services - 1.1%
   +LendingTree (a,d)                                       55,000   $   708,400
    New Century Financial (d)                                5,000       126,950
    PRG-Schultz International (a)                          165,000     1,468,500
                                                                     -----------
                                                                       2,303,850
                                                                     -----------
TOTAL (Cost $3,493,521)                                                5,527,811
                                                                     ===========
HEALTH - 10.2%
Commercial Services - 2.2%
    ICON ADR a,b                                               800        21,528
    PAREXEL International (a)                              134,400     1,477,056
    The TriZetto Group (a)                                 149,000       914,860
    YOUNG INNOVATIONS (a)                                   93,850     2,183,889
                                                                     -----------
                                                                       4,597,333
                                                                     -----------
Drugs and Biotech - 3.7%
    Antigenics (a,d)                                        60,800       622,592
    Arena Pharmaceuticals (a)                               14,000        91,140
    BioReliance (a)                                         20,300       470,351
    BioSource International (a)                            163,600       979,800
   +Bruker Daltonics (a,d)                                 200,300       973,458
    Emisphere Technologies (a)                             362,900     1,262,892
   +Gene Logic (a)                                         110,000       691,900
    Geron (a,d)                                              6,000        21,600
    Lexicon Genetics (a)                                   192,100       908,633
    Martek Biosciences (a,d)                                33,800       850,408
    Myriad Genetics (a,d)                                    5,000        73,000
    Sangamo BioSciences (a)                                 10,000        30,100
    3-Dimensional Pharmaceuticals (a)                       10,000        31,900
    ViroPharma (a,d)                                        18,800        27,448
    VIVUS (a,d)                                            167,200       623,656
                                                                     -----------
                                                                       7,658,878
                                                                     -----------
Health Services - 1.1%
    aaiPharma (a,d)                                         47,000       658,940
    Covalent Group (a)                                      25,000        74,000
    MedCath Corporation (a,d)                               18,000       180,000
    RehabCare Group (a)                                     25,000       477,000
   +SFBC International (a)                                  30,000       389,400
    Sierra Health Services a                                40,000       480,400
                                                                     -----------
                                                                       2,259,740
                                                                     -----------
Personal Care - 1.1%
   +Inter Parfums                                           46,200       357,588
    OCULAR SCIENCES (a)                                    130,700     2,028,464
                                                                     -----------
                                                                       2,386,052
                                                                     -----------
Surgical Products and Devices - 2.1%
    Aksys (a,d)                                             85,000       450,500
    Allied Healthcare Products (a)                         258,400       710,600
   +Cantel Medical (a,d)                                    20,000       253,200
    Cohesion Technologies (a)                                5,000        19,150
    CONMED (a)                                               3,900        76,401
    Cyberonics (a,d)                                         5,000        92,000
    Exactech (a)                                            25,000       486,000
    Interpore International (a)                             17,600       112,640
    NMT Medical (a,d)                                       44,000       133,320
    Orthofix International (a)                              29,500       827,475
    Osteotech (a)                                           62,100       399,924
    PLC Systems (a)                                        105,200        61,016
   +Utah Medical Products (a)                               42,300       807,930
                                                                     -----------
                                                                       4,430,156
                                                                     -----------
TOTAL (Cost $19,455,444)                                              21,332,159
                                                                     ===========
INDUSTRIAL PRODUCTS - 13.4%
Building Systems and Components - 2.1%
    Juno Lighting (a)                                      108,600     1,050,162
    LSI Industries                                          43,850       607,322
    SIMPSON MANUFACTURING (a)                               55,200     1,816,080
    Skyline (d)                                             32,100       946,950
                                                                     -----------
                                                                       4,420,514
                                                                     -----------
Construction Materials - 2.0%
    Ash Grove Cement Company                                 8,000     1,010,000
    Encore Wire (a,d)                                       10,000        90,500
    Florida Rock Industries                                 35,000     1,331,750
    Monarch Cement                                          50,410       887,216
    Synalloy Corporation (a)                               221,000       928,200
                                                                     -----------
                                                                       4,247,666
                                                                     -----------
Industrial Components - 2.0%
   +Aaon (a)                                                37,500       691,125
    Bel Fuse Cl. A (a,d)                                    52,600       952,060
    Penn Engineering & Manufacturing                        56,600       602,790
    Penn Engineering & Manufacturing Cl. A                  30,800       344,960
   +Powell Industries (a)                                   85,800     1,465,378
    Scientific Technologies (a)                             10,700        53,489
    Woodhead Industries                                     10,000       113,000
                                                                     -----------
                                                                       4,222,802
                                                                     -----------
Machinery - 1.3%
    Astec Industries (a)                                    31,700       314,781
   +LeCroy Corporation (a)                                  31,500       349,650
    Lindsay Manufacturing                                   10,000       214,000
    Mueller (Paul)                                          16,650       505,328
   +T-3 Energy Services (a)                                104,310       678,015
    Woodward Governor                                       15,300       665,550
                                                                     -----------
                                                                       2,727,324
                                                                     -----------
Pumps, Valves and Bearings - 1.9%
    DENISON INTERNATIONAL ADR (a,b)                        113,500     1,816,000
    NN                                                      80,500       804,195
    Sun Hydraulics                                         152,550     1,220,400
                                                                     -----------
                                                                       3,840,595
                                                                     -----------
Specialty Chemicals and Materials - 1.5%
    Aceto                                                   58,421       932,983
    Balchem                                                 10,000       243,000
    CFC International a                                    144,700       643,915
    Hawkins                                                122,667     1,102,776
   +NuCo2 (a,d)                                             20,000       161,000
                                                                     -----------
                                                                       3,083,674
                                                                     -----------

                                         THE ROYCE FUNDS ANNUAL REPORT 2002 | 35

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                            SHARES         VALUE
                                                            ------         -----
INDUSTRIAL PRODUCTS (CONTINUED)
Textiles - 0.3%
    Fab Industries (a)                                      76,400   $   622,660
                                                                     -----------
Other Industrial Products - 2.3%
   +Astronics (a)                                           61,400       423,660
    BHA GROUP HOLDINGS (a)                                  96,915     1,662,092
    Maxwell Technologies (a)                                15,300        92,565
    Myers Industries                                        29,342       313,959
    Peerless Mfg. (a)                                       43,200       358,560
    Quixote                                                 12,500       225,750
    Velcro Industries                                       81,500       745,725
    Wescast Industries Cl. A                                37,900       943,710
                                                                     -----------
                                                                       4,766,021
                                                                     -----------
TOTAL (Cost $21,286,619)                                              27,931,256
                                                                     ===========
INDUSTRIAL SERVICES - 12.7%
    Advertising/Publishing - 0.3%
   +Digital Generation Systems (a)                         320,900       343,363
   +Modem Media Cl. A (a)                                  141,200       367,120
                                                                     -----------
                                                                         710,483
                                                                     -----------
Commercial Services - 6.3%
    American Bank Note Holographics (a)                    257,200       180,040
    Butler International (a)                                38,500        17,710
    Carlisle Holdings (a)                                  400,000     1,100,000
    Edgewater Technology (a)                                18,339        86,560
    Exponent (a)                                            63,200       928,345
    iGATE Corporation (a)                                  274,700       719,714
    Kforce (a)                                              55,000       232,100
    Manufacturers Services (a)                             100,000       554,000
    NCO Group (a)                                           20,000       319,000
    NIC (a)                                                 26,800        38,592
    National Service Industries                             92,800       666,304
    New Horizons Worldwide (a)                             282,000     1,113,900
    On Assignment (a)                                      132,000     1,124,640
    Pegasystems (a)                                         65,000       332,150
   +PLATO Learning (a)                                      70,000       415,800
    ProBusiness Services (a)                                10,000       100,000
    RemedyTemp Cl. A (a)                                    71,700     1,003,800
   +TRC Companies (a,d)                                     24,000       315,120
    Tyler Technologies (a)                                  50,000       208,500
    Volt Information Sciences (a)                           36,600       625,860
    WACKENHUT CORRECTIONS (a)                              164,800     1,830,928
   +Watson Wyatt & Company Holdings Cl. A (a)               15,000       326,250
    Westaff (a)                                            362,500       906,250
                                                                     -----------
                                                                      13,145,563
                                                                     -----------
Food/Tobacco Processors - 1.1%
    MGP Ingredients                                         96,122       749,752
    Seneca Foods Cl. A (a)                                  58,500       863,753
    Seneca Foods Cl. B (a)                                  47,200       767,236
                                                                     -----------
                                                                       2,380,741
                                                                     -----------
Industrial Distribution - 1.3%
   +Central Steel & Wire                                     1,200       572,400
    Elamex (a)                                              70,200       315,900
    Lawson Products                                         12,200       377,956
    Strategic Distribution (a)                             104,690     1,329,563
                                                                     -----------
                                                                       2,595,819
                                                                     -----------
Printing - 1.6%
    Bowne & Co.                                            110,000     1,314,500
    Ennis Business Forms                                    11,200       130,144
    Moore Corporation (a)                                   39,600       360,360
    New England Business Service                            52,900     1,290,760
    Schawk Cl. A                                            21,300       211,083
                                                                     -----------
                                                                       3,306,847
                                                                     -----------
Transportation and Logistics - 2.1%
    AirNet Systems (a)                                     119,700       588,924
    EGL (a)                                                 42,100       599,925
    Forward Air (a)                                         36,800       714,288
    Frozen Food Express Industries (a)                     227,500       590,818
    Hawaiian Holdings (a)                                   86,000       175,440
    Hub Group Cl. A (a)                                      6,500        31,200
    Knight Transportation (a)                               38,925       817,425
    Patriot Transportation Holding (a)                      27,700       767,290
                                                                     -----------
                                                                       4,285,310
                                                                     -----------
TOTAL (Cost $24,678,088)                                              26,424,763
                                                                     ===========
NATURAL RESOURCES - 8.2%
Energy Services - 2.6%
    Carbo Ceramics                                          33,600     1,132,320
    Dril-Quip (a)                                           42,700       721,630
    GulfMark Offshore (a)                                   69,200     1,020,700
    Input/Output (a)                                       193,500       822,375
    Lufkin Industries                                       25,000       586,250
    MarkWest Hydrocarbon (a)                                15,200        86,640
    NATCO Group Cl. A (a)                                  100,400       630,512
    Valley National Gases (a)                               30,100       171,570
    Willbros Group (a)                                      30,900       253,998
                                                                     -----------
                                                                       5,425,995
                                                                     -----------
Oil and Gas - 3.5%
    BONAVISTA PETROLEUM (a)                                 81,000     1,745,420
    Denbury Resources (a)                                  112,000     1,265,600
    Evergreen Resources (a,d)                               20,000       897,000
    PETROCORP (a)                                          171,200     1,754,800
   +Prima Energy (a)                                        21,000       469,560
    3TEC Energy (a,d)                                       51,075       724,754
   +Veritas DGC (a)                                         51,300       405,270
                                                                     -----------
                                                                       7,262,404
                                                                     -----------
Precious Metals and Mining - 0.7%
    Apex Silver Mines (a)                                   79,600     1,178,080
    Brush Engineered Materials (a)                          15,500        85,250
    MK Gold (a)                                            603,700       256,573
                                                                     -----------
                                                                       1,519,903
                                                                     -----------
Real Estate - 1.4%
    HomeFed (a)                                            998,521     1,447,855
    Liberte Investors                                      346,800     1,494,708
                                                                     -----------
                                                                       2,942,563
                                                                     -----------
TOTAL (Cost $10,833,191)                                              17,150,865
                                                                     ===========

36 | THE ROYCE FUNDS ANNUAL REPORT 2002

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                            SHARES         VALUE
                                                            ------         -----
TECHNOLOGY - 22.2%
Aerospace/Defense - 2.4%
    Ducommun (a)                                            99,500   $ 1,577,075
    HEICO                                                   55,000       583,550
    Herley Industries (a)                                   77,000     1,340,416
    Integral Systems (a)                                    58,300     1,168,915
    Mesaba Holdings (a)                                     51,600       315,792
                                                                     -----------
                                                                       4,985,748
                                                                     -----------
Components and Systems - 4.0%
    CSP (a)                                                117,581       303,477
    Com21 (a)                                               17,500         3,850
   +Del Global Technologies (a)                            468,279     1,123,870
    EXCEL TECHNOLOGY (a)                                    97,900     1,751,431
    Kronos (a)                                              20,750       767,543
    MOCON                                                   22,600       160,211
    Newport (a)                                             45,000       565,200
   +OSI Systems (a)                                         20,000       339,600
    PC-Tel (a)                                              61,100       414,258
    Performance Technologies (a)                            24,750        80,685
    Rainbow Technologies (a)                               206,500     1,480,605
    Read-Rite (a)                                            5,000         1,750
    REMEC (a)                                              246,500       956,420
    Spectrum Control (a)                                    17,500        91,875
    TransAct Technologies (a)                               68,200       323,268
                                                                     -----------
                                                                       8,364,043
                                                                     -----------
Distribution - 2.2%
    Bell Industries (a)                                     85,700       137,120
    Daisytek International (a)                              53,300       422,669
    Jaco Electronics (a)                                    38,000       104,500
    Nu Horizons Electronics (a)                             40,000       231,200
    PC Connection (a)                                        5,000        25,350
    Pioneer-Standard Electronics (d)                       120,000     1,101,600
   +Plexus (a)                                              80,000       702,400
    RICHARDSON ELECTRONICS                                 206,600     1,789,156
                                                                     -----------
                                                                       4,513,995
                                                                     -----------
Internet Software and Services - 1.3%
    Lionbridge Technologies (a)                             37,500        73,163
   +Overstock.com (a,d)                                     30,000       390,000
    RealNetworks (a)                                        65,700       250,317
    Register.com (a)                                       179,000       805,500
    Stamps.com (a)                                         185,000       863,950
   +United Online (a,d)                                     15,000       239,115
                                                                     -----------
                                                                       2,622,045
                                                                     -----------
IT Services - 4.9%
    CACI International Cl. A (a)                            10,000       356,400
    CIBER (a)                                              225,000     1,158,750
    Computer Task Group (a)                                221,100       771,639
    Covansys Corporation (a)                               242,500       911,315
    DiamondCluster International Cl. A (a)                 255,000       800,700
    Forrester Research (a)                                 105,500     1,642,635
   +SAPIENT CORPORATION (a)                              1,155,000     2,367,750
    SYNTEL (a)                                              87,700     1,842,577
    Technology Solutions (a)                                50,000        54,500
    Tier Technologies Cl. B (a)                             24,500       392,000
                                                                     -----------
                                                                      10,298,266
                                                                     -----------
Semiconductors and Equipment - 1.6%
    August Technology (a)                                   60,000       303,600
    California Micro Devices (a)                            25,000       113,750
    Exar (a)                                                48,500       601,400
    FSI International (a)                                   34,500       155,250
    GlobespanVirata (a)                                     40,000       176,400
    Helix Technology                                         9,500       106,400
    Intevac (a)                                            111,450       444,685
    Oak Technology (a)                                     135,000       357,750
    Photronics (a)                                          29,750       407,575
    Semitool (a)                                            50,500       313,605
    Teradyne (a)                                            13,604       176,988
    Xicor (a)                                               35,000       130,550
                                                                     -----------
                                                                       3,287,953
                                                                     -----------
Software - 3.2%
    ANSYS (a)                                               15,400       311,080
    Aladdin Knowledge Systems (a)                           27,300        70,680
    Applix (a)                                              20,000        21,600
    Aspen Technology (a)                                    65,000       183,950
   +Chordiant Software (a,d)                               130,000       187,200
    JDA Software Group (a)                                 110,500     1,067,430
    Lightspan (a)                                          480,000       504,480
    MSC.Software (a)                                        42,700       329,644
    SCB Computer Technology (a)                             50,000        37,000
    SPSS (a)                                                91,900     1,285,681
    Transaction Systems Architects Cl. A (a)               155,100     1,008,150
   +Verity (a)                                             120,000     1,606,920
                                                                     -----------
                                                                       6,613,815
                                                                     -----------
Telecommunication - 2.6%
   +Allegiance Telecom (a)                                 840,000       562,800
   +Anaren (a,d)                                           109,000       959,200
    Brooktrout (a)                                          28,400       150,520
    C-COR.net (a,d)                                          5,000        16,600
    Captaris (a)                                            30,000        72,000
    Computer Access Technology (a)                          48,000       119,520
   +Finisar Corporation (a,d)                               30,000        28,500
    Giga-tronics (a)                                         3,200         4,480
   +Interland (a,d)                                         25,000        32,500
   +Level 3 Communications (a,d)                            84,300       413,070
    Liberty Satellite & Technology Cl. A (a)                68,200       180,730
    MetaSolv (a)                                            26,100        35,757
    Somera Communications (a,d)                            132,900       358,830
   +SpectraLink Corporation (a)                            132,000       947,760
   +Stratos Lightwave (a,d)                                  5,760        25,338
    Technical Communications (a,c)                          96,700        34,812
   +Tollgrade Communications (a,d)                          36,500       428,145
   +ViaSat (a,d)                                            98,200     1,133,228
                                                                     -----------
                                                                       5,503,790
                                                                     -----------
TOTAL (Cost $47,001,974)                                              46,189,655
                                                                     ===========
MISCELLANEOUS - 4.9%
TOTAL (Cost $13,116,225)                                              10,238,165
                                                                     ===========

                                         THE ROYCE FUNDS ANNUAL REPORT 2002 | 37

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                            SHARES         VALUE
                                                            ------         -----
TOTAL COMMON STOCKS
    (Cost $169,307,467)                                            $197,165,535
                                                                   =============

PREFERRED STOCKS - 0.5%
Angelo and Maxie's 10.00% Conv.                              6,991       14,681
SENECA FOODS CONV. (a)                                      75,409      919,990
                                                                   -------------

TOTAL PREFERRED STOCKS
    (Cost $957,998)                                                     934,671
                                                                   =============

                                                        PRINCIPAL
                                                         AMOUNT
                                                        ---------
U.S. TREASURY OBLIGATIONS - 2.4%
U.S Treasury Notes
   +1.875%, due 9/30/04                                 $5,000,000    5,034,960
                                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $5,015,040)                                                 5,034,960
                                                                   =============
REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Company,
    0.50% dated 12/31/02, due 1/2/03,
    maturity value $5,429,151 (collateralized
    by U.S. Treasury Notes, 5.00% due 8/15/11,
    valued at $5,539,531) (Cost $5,429,000)                           5,429,000
                                                                   =============
TOTAL INVESTMENTS - 100.0%
    (Cost $180,709,505)                                             208,564,166
                                                                   -------------
LIABILITIES LESS CASH
    AND OTHER ASSETS                                                   (992,987)

PREFERRED STOCK                                                     (40,000,000)
                                                                   -------------
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS                       $167,571,179
                                                                   =============

--------------------------------------------------------------------------------

(a) Non-income producing.
(b) American Depository Receipt.
(c) At December 31, 2002, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
(d) A portion of these securities were on loan at December 31, 2002. Total market value of loaned securities at December 31, 2002 was $4,495,930.
(e) Securities for which market quotations are no longer readily available represent 1.26% of net assets. These securities have been valued at their fair value under procedures established by the Fund's Board of Directors.
 +  New additions in 2002.
    BOLD INDICATES THE FUND'S LARGEST 20 EQUITY HOLDINGS IN TERMS OF
    DECEMBER 31, 2002 MARKET VALUE.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $181,855,758. At December 31, 2002, net unrealized appreciation for all securities was $26,708,408, consisting of aggregate gross unrealized appreciation of $49,389,750 and aggregate gross unrealized depreciation of $22,681,342. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold and amortization of discount for book and tax purposes.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

38 | THE ROYCE FUNDS ANNUAL REPORT 2002

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                           DECEMBER 31, 2002
--------------------------------------------------------------------------------
ASSETS:
Investments at value (identified cost $175,280,505)                $203,135,166
Repurchase agreement (at cost and value)                              5,429,000
Cash                                                                        765
Collateral from brokers on securities loaned                          4,883,393
Receivable for investments sold                                          73,603
Receivable for dividends and interest                                   113,596
Prepaid expenses                                                          6,875
--------------------------------------------------------------------------------
    Total Assets                                                    213,642,398
--------------------------------------------------------------------------------
LIABILITIES:
Payable for collateral on securities loaned                           4,883,393
Payable for investments purchased                                       812,735
Payable for investment advisory fee                                     225,816
Preferred dividends accrued but not yet declared                         68,887
Accrued expenses                                                         80,388
--------------------------------------------------------------------------------
    Total Liabilities                                                 6,071,219
--------------------------------------------------------------------------------
PREFERRED STOCK:
7.75% Cumulative Preferred Stock - $0.001 par value,
  $25 liquidation value per share; 1,600,000
  shares outstanding                                                 40,000,000
--------------------------------------------------------------------------------
    Total Preferred Stock                                            40,000,000
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS                       $167,571,179
================================================================================
ANALYSIS OF NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Par value of Common Stock - $0.001 per share; 17,842,058 shares
  outstanding (150,000,000 shares authorized)                      $     17,842
Additional paid-in capital                                          136,080,965
Accumulated net realized gain on investments                          3,686,600
Net unrealized appreciation on investments                           27,854,661
Preferred dividends accrued but not yet declared                        (68,889)
--------------------------------------------------------------------------------
Net Assets applicable to Common Stockholders (net asset value
  per share - $9.39)                                               $167,571,179
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   Year ended        Year ended
                                                  December 31,      December 31,
                                                     2002               2001
                                                  ------------      ------------

INVESTMENT OPERATIONS:
    Net investment income (loss)                 $  (2,363,582)    $   (775,205)
    Net realized gain on investments                16,747,557       12,077,022
    Net change in unrealized appreciation on
      investments                                  (38,936,315)      29,883,551
--------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      resulting from investment operations         (24,552,340)      41,185,368
--------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS:
    Net investment income                                    -                -
    Net realized gain on investments                (3,100,000)      (3,100,000)
--------------------------------------------------------------------------------
    Total distributions to Preferred
    Stockholders                                    (3,100,000)      (3,100,000)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO
  COMMON STOCKHOLDERS RESULTING FROM
  INVESTMENT OPERATIONS                            (27,652,340)      38,085,368
================================================================================
DISTRIBUTIONS TO COMMON STOCKHOLDERS:
    Net investment income                                    -                -
    Net realized gain on investments               (13,769,198)      (9,211,976)
--------------------------------------------------------------------------------
    Total distributions to Common
    Stockholders                                   (13,769,198)      (9,211,976)
--------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS:
    Reinvestment of distributions to Common
    Stockholders                                     8,549,592        7,749,904
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE
  TO COMMON STOCKHOLDERS                           (32,871,946)      36,623,296
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
    Beginning of year                              200,443,125      163,819,829
--------------------------------------------------------------------------------
    End of year                                  $ 167,571,179     $200,443,125
================================================================================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                         THE ROYCE FUNDS ANNUAL REPORT 2002 | 39

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS                             YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Income:
    Dividends                                                      $  1,031,310
    Interest                                                            383,031
--------------------------------------------------------------------------------
Total income                                                          1,414,341
--------------------------------------------------------------------------------
Expenses:
    Investment advisory fees                                          3,212,647
    Stockholder meeting costs                                           305,681
    Custody and transfer agent fees                                     123,117
    Directors' fees                                                      60,581
    Administrative and office facilities expenses                        60,521
    Stockholder reports                                                  55,912
    Professional fees                                                    43,964
    Other expenses                                                       65,500
--------------------------------------------------------------------------------
Total expenses                                                        3,927,923
Fees waived by investment advisor                                      (150,000)
--------------------------------------------------------------------------------
Net expenses                                                          3,777,923
--------------------------------------------------------------------------------
Net investment income (loss)                                         (2,363,582)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                     16,747,557
Net change in unrealized appreciation on investments                (38,936,315)
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              (22,188,758)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS     (24,552,340)
================================================================================
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS                              (3,100,000)
================================================================================
NET DECREASE IN NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS
  RESULTING FROM INVESTMENT OPERATIONS                             $(27,652,340)
================================================================================


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

40 | THE ROYCE FUNDS ANNUAL REPORT 2002

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share of Common Stock outstanding throughout each period, and to assist stockholders in evaluating the Fund's performance for the periods presented.

                                                                                          Years ended December 31,
                                                                                       -----------------------------
                                                                           2002       2001        2000        1999        1998
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $11.83     $10.14      $11.00      $10.06      $10.84
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS:
   Net investment income (loss)                                            (0.13)     (0.05)       0.09        0.12        0.13
   Net realized and unrealized gain (loss) on investments                  (1.29)      2.57        1.23        1.35       (0.36)
----------------------------------------------------------------------------------------------------------------------------------
      Total investment operations                                          (1.42)      2.52        1.32        1.47       (0.23)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED STOCKHOLDERS:
   Net investment income                                                       -          -       (0.01)      (0.05)      (0.06)
   Net realized gain on investments                                        (0.18)     (0.19)      (0.22)      (0.18)      (0.18)
----------------------------------------------------------------------------------------------------------------------------------
      Total distributions to Preferred Stockholders                        (0.18)     (0.19)      (0.23)      (0.23)      (0.24)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON
   STOCKHOLDERS RESULTING FROM INVESTMENT OPERATIONS                       (1.60)      2.33        1.09        1.24       (0.47)
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON STOCKHOLDERS:
   Net investment income                                                       -          -       (0.09)      (0.06)      (0.07)
   Net realized gain on investments                                        (0.80)     (0.57)      (1.63)      (0.21)      (0.22)
----------------------------------------------------------------------------------------------------------------------------------
      Total distributions to Common Stockholders                           (0.80)     (0.57)      (1.72)      (0.27)      (0.29)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS:
   Effect of reinvestment of distributions by Common Stockholders          (0.04)     (0.07)      (0.23)      (0.03)      (0.02)
----------------------------------------------------------------------------------------------------------------------------------
      Total capital stock transactions                                     (0.04)     (0.07)      (0.23)      (0.03)      (0.02)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                             $9.39     $11.83      $10.14      $11.00      $10.06
==================================================================================================================================
MARKET VALUE, END OF PERIOD                                                $8.44     $10.50      $8.625       $9.00      $8.875
==================================================================================================================================
TOTAL RETURN(a):
Market Value                                                               (12.7)%     28.8%       15.3%        4.5%      (9.4)%
Net Asset Value                                                            (13.8)%     23.4%       10.9%       12.7%      (4.1)%
RATIOS BASED ON AVERAGE NET ASSETS APPLICABLE TO
   COMMON STOCKHOLDERS:
Total expenses (b,c)                                                        1.96%      1.78%       1.32%       1.27%       1.18%
   Management fee expense                                                   1.59%      1.57%       1.08%       0.91%       0.80%
   Other operating expenses                                                 0.37%      0.21%       0.24%       0.36%       0.38%
Net investment income (loss)                                               (1.23)%    (0.43)%      0.74%       1.20%       1.21%
SUPPLEMENTAL DATA:
Net Assets Applicable to Common Stockholders,
   End of Period (in thousands)                                         $167,571   $200,443    $163,820    $151,269    $135,495
Liquidation Value of Preferred Stock,
   End of Period (in thousands)                                          $40,000    $40,000     $40,000     $40,000     $40,000
Portfolio Turnover Rate                                                       39%        27%         49%         49%         44%
PREFERRED STOCK:
Total shares outstanding                                               1,600,000  1,600,000   1,600,000   1,600,000   1,600,000
Asset coverage per share                                                 $129.73    $150.28     $127.39     $119.54     $109.68
Liquidation preference per share                                          $25.00     $25.00      $25.00      $25.00      $25.00
Average market value per share (d)                                        $25.91     $25.30      $23.08      $24.67      $25.40
==================================================================================================================================

(a) The Market Value Total Return is calculated assuming a purchase of Common Stock on the opening of the first business day and a sale on the closing of the last business day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund's Distribution Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase and sale dates instead of market value.
(b) Expense ratios based on total average net assets including liquidation value of Preferred Stock were 1.62%, 1.46%, 1.06%, 0.98% and 0.92% for the periods ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(c) Expense ratios based on average net assets applicable to Common Stockholders before waiver of fees by the investment adviser would have been 2.04%, 1.81%, 1.44% and 1.24% for the periods ended December 31, 2002, 2001, 1999 and 1998, respectively.
(d) The average of month-end market values during the period.

                                         THE ROYCE FUNDS ANNUAL REPORT 2002 | 41

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
      Royce Micro-Cap Trust, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on September 9, 1993 as a diversified closed-end investment company. The Fund commenced operations on December 14, 1993.
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   VALUATION OF INVESTMENTS:
      Securities listed on an exchange or on the Nasdaq National Market System
   (NMS) are valued on the basis of the last reported sale prior to the time the valuation is made or, if no sale is reported for such day, at their bid price for exchange-listed securities and at the average of their bid and asked prices for Nasdaq NMS securities. Quotations are taken from the market where the security is primarily traded. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund's Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

   INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:
      Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and any non-cash dividend income is recorded at the fair market value of the securities received. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are determined on the basis of identified cost for book and tax purposes.

   EXPENSES:
      The Fund incurs direct and indirect expenses. Expenses directly attributable to the Fund are charged to the Fund's operations, while expenses applicable to more than one of the Royce Funds are allocated in an equitable manner. Allocated personnel and occupancy costs related to The Royce Funds are included in administrative and office facilities expenses. The Fund has adopted a deferred fee agreement that allows the Fund's Directors to defer the receipt of all or a portion of Directors' Fees otherwise payable. The deferred fees remain invested in certain Royce Funds until distributed in accordance with the agreement.

   TAXES:
      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information".

   DISTRIBUTIONS:
      Effective April 25, 2002, the Fund adopted a policy of paying quarterly distributions on the Fund's Common Stock. Distributions are currently being made at the annual rate of 9% of the rolling average of the prior four calendar quarter-end NAVs of the Fund's Common Stock, with the fourth quarter distribution being the greater of 2.25% of the rolling average or the distribution required by IRS regulations. Distributions to Preferred Stockholders are recorded on an accrual basis and paid quarterly. Distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to stockholder distributions will result in reclassifications within the capital accounts. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining undistributed at fiscal year end is distributed in the following year.

   REPURCHASE AGREEMENTS:
      The Fund enters into repurchase agreements with respect to its portfolio securities solely with State Street Bank and Trust Company ("SSB&T"), the custodian of its assets. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held by SSB&T until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of the Fund to dispose of the underlying securities.

2. SECURITIES LENDING:
      The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. This income is included in interest income. Collateral on all securities loaned for the Fund is accepted in cash and is invested temporarily, typically, and specifically at December 31, 2002, in a registered money market fund, by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities.

42 | THE ROYCE FUNDS ANNUAL REPORT 2002

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

3. CAPITAL STOCK:
      The Fund currently has 1,600,000 shares of 7.75% Cumulative Preferred Stock outstanding. The stock has a liquidation preference of $25.00 per share.
      Under the Investment Company Act of 1940, the Fund is required to maintain an asset coverage of at least 200% for the Preferred Stock. In addition, pursuant to the Rating Agency Guidelines established by Moody's, the Fund is required to maintain a certain discounted asset coverage. The Fund has met these requirements since issuing the Preferred Stock.
      The Fund is required to allocate long-term capital gain distributions and other types of income proportionately to distributions made to holders of shares of Common Stock and Preferred Stock. To the extent that distributions are not paid from long-term capital gains, net investment income or net short-term capital gains, they will represent a return of capital.
      The Fund issued 896,290 and 784,403 shares of Common Stock as reinvestment of distributions by Common Stockholders for the years ended December 31, 2002 and 2001, respectively.

4. INVESTMENT ADVISORY AGREEMENT:
      As compensation for its services under the Investment Advisory Agreement, Royce & Associates, LLC ("Royce") receives a fee comprised of a Basic Fee ("Basic Fee") and an adjustment to the Basic Fee based on the investment performance of the Fund in relation to the investment record of the Russell 2000.
      The Basic Fee is a monthly fee equal to 1/12 of 1% (1% on an annualized basis) of the average of the Fund's month-end net assets applicable to Common Stockholders plus liquidation value of Preferred Stock for the rolling 36-month period ending with such month. The Basic Fee for each month is increased or decreased at the rate of 1/12 of .05% for each percentage point that the investment performance of the Fund exceeds, or is exceeded by, the percentage change in the investment record of the Russell 2000 for the performance period by more than two percentage points. The performance period for each such month is a rolling 36-month period ending with such month. The maximum increase or decrease in the Basic Fee for any month may not exceed 1/12 of .5%. Accordingly, for each month, the maximum monthly fee rate as adjusted for performance is 1/12 of 1.5% and is payable if the investment performance of the Fund exceeds the percentage change in the investment record of the Russell 2000 by 12 or more percentage points for the performance period, and the minimum monthly fee rate as adjusted for performance is 1/12 of .5% and is payable if the percentage change in the investment record of the Russell 2000 exceeds the investment performance of the Fund by 12 or more percentage points for the performance period.
      Royce has voluntarily committed to waive the portion of its investment advisory fee attributable to the Fund's Preferred Stock for any month in which the Fund's average annual NAV total return since issuance of the Preferred Stock fails to exceed the Preferred Stock's dividend rate.
      For the year ended December 31, 2002, the Fund accrued and paid Royce advisory fees totaling $3,062,647, which is net of $150,000 voluntarily waived by Royce.

5. DISTRIBUTIONS TO STOCKHOLDERS:
   The tax character of distributions paid to stockholders during 2002 and 2001 was as follows:

   -----------------------------------------------------------------------------
      Distributions paid from:                   2002                  2001
                                                 ----                  ----

       Ordinary income                        $    --              $ 3,817,946

       Long-term capital gain                  16,869,198            8,494,030
                                               ----------            ---------

                                              $16,869,198          $12,311,976
                                              ===========          ===========
--------------------------------------------------------------------------------

   As of December 31, 2002, the tax basis components of distributable earnings included in stockholders' equity were as follows:
--------------------------------------------------------------------------------
      Undistributed long-term gain            $ 4,832,853

      Unrealized appreciation                  26,708,408

      Accrued preferred distributions             (68,889)
                                                  -------

                                              $31,472,372
                                              ===========

--------------------------------------------------------------------------------

                                         THE ROYCE FUNDS ANNUAL REPORT 2002 | 43

ROYCE MICRO-CAP TRUST, INC.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

6. PURCHASES AND SALES OF INVESTMENT SECURITIES:
      For the year ended December 31, 2002, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, amounted to $89,735,728 and $101,913,519, respectively.

7. TRANSACTIONS IN SHARES OF AFFILIATED COMPANIES:
      An "Affiliated Company", as defined in the Investment Company Act of 1940, is a company in which a Fund owns 5% or more of the company's outstanding voting securities. The Fund effected the following transactions in shares of such companies during the year ended December 31, 2002:


--------------------------------------------------------------------------------
                                      Purchases                     Sales
                                 -------------------          ------------------
        Affiliated Company       Shares         Cost          Shares        Cost       Realized Gain (Loss)     Dividend Income
        ------------------       ------         ----          ------        ----       --------------------     ---------------

Strategic Distribution           18,000       $109,695        122,000     $971,224            $674,038                --

Technical Communications             --             --             --           --                  --                --
----------------------------------------------------------------------------------------------------------------------------------

8. PREFERRED STOCK PRESENTATION:
      To reflect recent accounting guidance from the Securities and Exchange Commission, the Statement of Assets and Liabilities has been modified to present the liquidation value of Preferred Stock below Liabilities and above Net Assets Applicable to Common Stockholders. As revised, Preferred Stock is no longer included as a component of net assets of the Fund. Likewise, the Statement of Operations, the Statement of Changes in Net Assets, and the Financial Highlights have been revised to show distributions to Preferred Stockholders as a component of the net increase/decrease in net assets applicable to Common Stockholders resulting from investment operations. These modifications do not change the amount of net assets applicable to Common Stockholders, the net asset value per share of Common Stock, or the total return per share of Common Stock.



REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------


TO THE BOARD OF DIRECTORS AND STOCKHOLDERS OF ROYCE MICRO-CAP TRUST, INC.
   We have audited the accompanying statement of assets and liabilities of Royce Micro-Cap Trust, Inc., including the schedule of investments, as of December 31, 2002, and the related statement of operations for the year ended, and the statement of changes in net assets for the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of Royce Micro-Cap Trust, Inc. at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                TAIT, WELLER & BAKER

Philadelphia, PA
January 15, 2003, except for Note 8, as to which the date is September 12, 2003


44 | THE ROYCE FUNDS ANNUAL REPORT 2002

ITEM 2: CODE(S) OF ETHICS - NOT APPLICABLE TO THIS AMENDED ANNUAL REPORT.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT - NOT APPLICABLE TO THIS AMENDED ANNUAL REPORT.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT APPLICABLE TO THIS AMENDED ANNUAL REPORT.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS. NOT APPLICABLE TO THIS AMENDED ANNUAL REPORT.

ITEM 6: RESERVED.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES -

         In June 2003, in response to rules adopted by the Commission, Royce adopted written proxy voting policies and procedures (the "Proxy Voting Procedures") for itself, the Fund, and all The Royce Funds and clients accounts for which Royce is responsible for voting proxies. The Board of Directors of the Fund has delegated all proxy voting decisions to Royce. In voting proxies, Royce is guided by general fiduciary principles. Royce's goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. Royce attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner it believes will be consistent with efforts to enhance and/or protect stockholder value.

         Royce personnel are responsible for monitoring receipt of all proxies and ensuring that proxies are received for all securities for which Royce has proxy voting responsibility. Royce divides proxies into "regularly recurring" and "non-regularly recurring" matters. Examples of regularly recurring matters include non-contested elections of directors and non-contested approvals of independent auditors. Regularly recurring matters are usually voted as recommended by the issuer's board of directors or management. Non-regularly recurring matters are brought to the attention of portfolio manager(s) for the applicable account(s) and, after giving consideration to advisories provided by an independent third party research firm, the portfolio manager(s) directs that such matters be voted in a way that he believes should better protect or enhance the value of the investment. If the portfolio manager determines that information relating to a proxy requires additional analysis, is missing, or is incomplete, the portfolio manager will give the proxy to an analyst or another portfolio manager for review and analysis. Under certain circumstances, Royce may vote against a proposal from the issuer's board of directors or management. Royce's portfolio managers decide these issues on a case-by-case basis. A Royce portfolio manager may, on occasion, decide to abstain from voting a proxy or a specific proxy item when such person concludes that the potential benefit of voting is outweighed by the cost or when it is not in the client's best interest to vote.

         In furtherance of Royce's goal to vote proxies in the best interests of its clients, Royce follows specific procedures outlined in the Proxy Voting Procedures to identify, assess and address material conflicts that may arise between Royce's interests and those of its clients before voting proxies on behalf of such clients. In the event such a material conflict of interest is identified, the proxy will be voted by Royce in accordance with the recommendation given by an independent third party research firm.

ITEM 8: RESERVED.

ITEM 9: CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this amended report.

(b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


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ITEM 10: EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ROYCE MICRO-CAP TRUST, INC.

BY: /s/ Charles M. Royce
    CHARLES M. ROYCE
    PRESIDENT

Date: October 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this amended report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ROYCE MICRO-CAP TRUST, INC.

BY: /s/ Charles M. Royce
    CHARLES M. ROYCE
    PRESIDENT

Date: October 7, 2003

ROYCE MICRO-CAP TRUST, INC.

BY: /s/ John D. Diederich
    JOHN D. DIEDERICH
    CHIEF FINANCIAL OFFICER

Date: October 7, 2003